UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2013

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 92.7%
	BASIC MATERIALS – 1.5%
36,460	Steel Dynamics, Inc.	$712,428

	CONSUMER, CYCLICAL – 24.1%
117,710	Commercial Vehicle Group, Inc.*	855,752
91,130	Goodyear Tire & Rubber Co.	2,173,450
185,720	Hawaiian Holdings, Inc.*	1,788,484
53,700	Ingram Micro, Inc. - Class A*	1,259,802
56,960	Jones Group, Inc.	852,122
208,720	Meritor, Inc.*	2,176,949
29,510	Navistar International Corp.*	1,126,987
90,220	Titan Machinery, Inc.*	1,607,720
		11,841,266
	CONSUMER, NON-CYCLICAL – 7.2%
126,710	Chiquita Brands International, Inc.*	1,482,507
68,230	PHH Corp.*	1,661,400
55,440	SUPERVALU, Inc.*	404,158
		3,548,065
	ENERGY – 24.0%
494,640	Cal Dive International, Inc.*	994,226
70,610	Cloud Peak Energy, Inc.*	1,270,980
34,930	Patterson-UTI Energy, Inc.	884,428
46,560	PBF Energy, Inc. - Class A	1,464,778
80,040	Peabody Energy Corp.	1,563,181
28,150	Renewable Energy Group, Inc.*	322,599
91,520	Swift Energy Co.*	1,235,520
34,930	Tesoro Corp.	2,043,405
39,550	Valero Energy Corp.	1,993,320
		11,772,437
	FINANCIAL – 7.4%
26,235	Argo Group International Holdings Ltd.	1,219,665
33,530	CNA Financial Corp.	1,438,102
16,530	Hanover Insurance Group, Inc.	987,006
		3,644,773
	INDUSTRIAL – 24.0%
160,880	Aegean Marine Petroleum Network, Inc.	1,805,074
166,790	Air Transport Services Group, Inc.*	1,349,331
57,720	Arkansas Best Corp.	1,944,010
45,450	Atlas Air Worldwide Holdings, Inc.*	1,870,267
182,660	Flextronics International Ltd.*	1,419,268
54,420	General Cable Corp.	1,600,492
85,670	Sanmina Corp.*	1,430,689

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
24,930	Star Bulk Carriers Corp.*	$332,317
		11,751,448
	TECHNOLOGY – 4.5%
65,720	Unisys Corp.*	2,206,221

	TOTAL COMMON STOCKS (Cost $35,833,451)	45,476,638

Principal Amount

	SHORT-TERM INVESTMENTS – 7.1%
$3,491,466	UMB Money Market Fiduciary, 0.01%1	3,491,466

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,491,466)	3,491,466

	TOTAL INVESTMENTS – 99.8% (Cost $39,324,917)	48,968,104
	Other Assets in Excess of Liabilities – 0.2%	81,104

	TOTAL NET ASSETS – 100.0%	$49,049,208

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Note 1 – Organization
Towle Deep Value Fund (the “Fund”) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation.  The Fund commenced investment operations on October 31, 2011.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At December 31, 2013, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$39,568,371

Gross unrealized appreciation	9,935,806
Gross unrealized depreciation	(536,073)

Net unrealized appreciation	$9,399,733

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2013 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

Towle Deep Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
December 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$45,476,638	$-	$-	$45,476,638
Short-Term Investments	3,491,466	-	-	3,491,466
Total Investments	$48,968,104	$-	$-	$48,968,104

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	2/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	2/24/14

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	2/24/14

* Print the name and title of each signing officer under his or her signature.